Expense Example	Dec. 15, 2025 USD ($)
Gabelli Growth Innovators ETF | Gabelli Growth Innovators ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	1,025
Gabelli Love Our Planet & People ETF | Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	1,025
Gabelli Global Technology Leaders ETF | Gabelli Global Technology Leaders ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	1,025
Gabelli Commercial Aerospace and Defense ETF | Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	$ 1,025